Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs:
Salaries and social security costs	£ 3,564	£ 3,563	£ 3,389
Pensions and other retirement benefit schemes (note 11)	504	504	335
Restructuring and other staff costs	403	378	538
Staff costs:	4,471	4,445	4,262
Premises and equipment costs	457	407	411
Depreciation and amortisation	3,420	3,371	2,851
Regulatory and legal provisions (note 26)	953	880	661
Other	2,864	2,824	2,783
Total operating expenses	12,165	11,927	10,968
Social security costs	429	405	347
Gain on disposal of leased assets	10	59	93
Premises
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	100	94	107
Equipment
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	346	397	385
Operating lease assets
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	1,468	1,411	1,070
Right-of-use assets (note 23)
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	£ 177	£ 192	£ 203